RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Notes to Financial Statements
Increase in discount on Series B convertible note	$ 1,490,000
Two Rivers Water interest in HCIC		0.91
Non-controlling interest in HCIC		0.09
Value of non-controlling interest in HCIC		2,154,000
Restricted stock units	4,115,474	7,844,282
Options	1,727,562	1,923,200
Warrants	2,653,424	2,853,424
Conversion rights		9,263,531
Unrecognized loss	51,000	15,000
Highly liquid gold-based ETF's	$ 137,000	$ 31,000